Utility Infrastructure Services Noncontrolling Interests	12 Months Ended
Dec. 31, 2018
Noncontrolling Interest [Abstract]
Utility Infrastructure Services Noncontrolling Interests
Note 17 - Utility Infrastructure Services Noncontrolling Interests
In conjunction with the acquisition of the Canadian utility infrastructure services businesses in October 2014, the previous owners of the acquired companies retained a 3.4% equity interest in Centuri, which, subject to an eligibility timeline, would have been redeemable (in its entirety) at the election of the noncontrolling parties beginning in July 2022. In August 2017, in advance of when otherwise eligible, the parties agreed to a redemption. Southwest Gas Holdings, Inc. paid $23 million to the previous owners, thereby acquiring the remaining 3.4% equity interest in Centuri. Accordingly, Centuri is now a wholly owned subsidiary of the Company.
In connection with the acquisition of Linetec in November 2018, the previous owner retained a 20% equity interest in Linetec, subject to certain rights based on the passage of time or upon the occurrence of certain triggering events. Effective January 2022, the Company has the right, but not the obligation, to purchase at fair value (subject to a floor) a portion of the interest held by the noncontrolling party, and in incremental amounts each year thereafter. The shares subject to the election cumulate (if earlier elections are not made) such that 100% of the interest retained by the noncontrolling party is subject to the election beginning in 2024. If the Company does not exercise its rights at each or any of the specified intervals, the noncontrolling party has the ability, but not the obligation, to exit their investment retained by requiring Centuri to purchase a similar portion of their interest up to the maximum cumulative amounts specified and at each interval discussed above. The outstanding noncontrolling interest is not subject to minimum purchase provisions and following the eligibility dates for the elections, they do not expire. The redemption price represents the greater of fair value of the ownership interest to be redeemed on the redemption date or a floor amount under the terms of the agreement.

The Company has determined that this noncontrolling interest is a redeemable noncontrolling interest and, in accordance with SEC guidance, is classified as mezzanine equity (temporary equity) in the Company’s Consolidated Balance Sheets. As of November 30, 2018, the redeemable noncontrolling interest was reported at its estimated fair value of $81.7 million. The fair value was estimated using a market approach that utilizes certain financial metrics from guideline public companies of similar industry and operating characteristics; however, no significant change in the fair value occurred through December 31, 2018. Changes in the value of the redeemable noncontrolling interest will be recognized as they occur and the carrying value will be adjusted accordingly at each quarterly reporting date. Generally, adjustments to the redemption value are expected to impact retained earnings, but not net income.

The following depicts changes to the balance of the redeemable noncontrolling interest between the indicated periods.

Redeemable Noncontrolling Interest
(Thousands of dollars):
Balance, December 31, 2016	$22,590
Net Income (loss) attributable to redeemable noncontrolling interest	248
Foreign currency exchange translation adjustment	11
Centuri distribution to redeemable noncontrolling interest	(204)
Adjustment to redemption value	355
Redemption of Centuri shares from noncontrolling parties	(23,000)
Balance, December 31, 2017	—
Redeemable noncontrolling interest acquired	81,659
Net income attributable to redeemable noncontrolling interest	172
Balance, December 31, 2018	$81,831

Centuri also holds a 95% interest in a venture to market natural gas engine-driven heating, ventilating, and air conditioning technology and products. Centuri consolidates the entity (IntelliChoice Energy, LLC) as a majority-owned subsidiary. The interest is immaterial to the consolidated financial statements, but is identified as the Noncontrolling interest within Total equity on the Company’s Consolidated Balance Sheets.